CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 121,889	$ 96,941
Marketable securities	29,667	949
Receivables	5,505	2,351
Other	1,931	698
Current assets	158,992	100,939
Prepaid expenses and deposits	25,287	5,083
Exploration and evaluation interests	16,763	18,662
Mineral property, plant and equipment	559,573	144,220
Other	9,576	5,487
Total assets	770,191	274,391
Current
Accounts payable and accrued liabilities	70,057	57,285
Current portion of lease liabilities	15,751	6,303
Flow-through share premium liability		5,708
Other	1,662	721
Current liabilities	87,470	70,017
Lease liabilities	47,333	7,230
Gold Stream derivative liability	421,902	63,886
Provision for closure and reclamation	46,227	38,499
Deferred tax liability	3,462
Other	4,673	4,146
Total liabilities	611,067	183,778
SHAREHOLDERS' EQUITY
Capital stock	903,045	670,126
Commitment to issue shares		250
Reserves	66,029	47,346
Deficit	(809,950)	(627,109)
Total shareholders' equity	159,124	90,613
Total liabilities and shareholders' equity	$ 770,191	$ 274,391